Summary of Significant Accounting Policies - Going Concern - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (5,264,593)	$ (4,983,914)	$ (14,159,607)	$ (8,363,434)	$ (25,088,070)	$ (12,431,413)
Working capital deficit					8,687,443
Accumulated (deficit)	$ (85,681,909)		$ (85,681,909)		$ (71,522,302)	$ (46,434,232)